Consolidated Statements of Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Notes Due on Common Stock Purchases	Distributions in Excess of Earnings	Total Aimco Equity	Noncontrolling Interests
Beginning balances at Dec. 31, 2007	$ 2,048,356	$ 915	$ 723,500	$ 2,873,033	$ (684)	$ (5,441)	$ (2,019,718)	$ 1,571,605	$ 476,751
Beginning balances, shares at Dec. 31, 2007		91,551	24,940
Repurchase of Preferred Stock	(24,840)		(27,000)	678			1,482	(24,840)
Redemption of Aimco Operating Partnership units for Common Stock		1		4,181				4,182	(4,182)
Redemption of Aimco Operating Partnership units for Common Stock, shares		114
Repurchases of Common Stock and common partnership units	(476,724)	(139)		(473,393)				(473,532)	(3,192)
Repurchases of Common Stock and common partnership units, shares		(13,919)
Repayment of notes receivable from officers	1,458					1,458		1,458
Officer and employee stock awards and purchases and forfeitures, net	1,028	1		651		376		1,028
Officer and employee stock awards and purchases and forfeitures, net, shares		106
Amortization of stock option and restricted stock compensation cost	17,603			17,603				17,603
Common Stock issued pursuant to Special Dividends	487,477	228		487,249				487,477
Common Stock issued pursuant to Special Dividends, shares		22,780
Contributions from noncontrolling interests	6,854								6,854
Adjustment to noncontrolling interests from consolidation of entities	14,969								14,969
Change in accumulated other comprehensive loss	(1,375)				(1,565)			(1,565)	190
Net income (loss)	619,356						412,007	412,007	207,349
Distributions to noncontrolling interests	(318,014)								(318,014)
Common Stock dividends	(674,185)						(674,185)	(674,185)
Preferred Stock dividends	(55,214)						(55,214)	(55,214)
Ending balances at Dec. 31, 2008	1,646,749	1,006	696,500	2,910,002	(2,249)	(3,607)	(2,335,628)	1,266,024	380,725
Ending balances, shares at Dec. 31, 2008		100,632	24,940
Repurchase of Preferred Stock	(4,049)		(6,000)	151			1,800	(4,049)
Reclassification of preferred stock to temporary equity	(30,000)		(30,000)					(30,000)
Redemption of Aimco Operating Partnership units for Common Stock		5		7,080				7,085	(7,085)
Redemption of Aimco Operating Partnership units for Common Stock, shares		527
Repurchases of Common Stock and common partnership units	(980)								(980)
Repayment of notes receivable from officers	763					763		763
Officer and employee stock awards and purchases and forfeitures, net	(26)	(2)		(1,476)		1,452		(26)
Officer and employee stock awards and purchases and forfeitures, net, shares		(227)
Amortization of stock option and restricted stock compensation cost	8,007			8,007				8,007
Common Stock issued pursuant to Special Dividends	148,746	156		148,590				148,746
Common Stock issued pursuant to Special Dividends, shares		15,548
Expense for dividends on forfeited shares and other	2,238			311			2,917	3,228	(990)
Contributions from noncontrolling interests	5,535								5,535
Adjustment to noncontrolling interests from consolidation of entities	(1,151)								(1,151)
Change in accumulated other comprehensive loss	1,408				1,111			1,111	297
Net income (loss)	(51,088)						(64,274)	(64,274)	13,186
Distributions to noncontrolling interests	(94,552)								(94,552)
Common Stock dividends	(46,202)						(46,202)	(46,202)
Preferred Stock dividends	(50,695)						(50,695)	(50,695)
Ending balances at Dec. 31, 2009	1,534,703	1,165	660,500	3,072,665	(1,138)	(1,392)	(2,492,082)	1,239,718	294,985
Ending balances, shares at Dec. 31, 2009		116,480	24,940
Issuance of Preferred Stock	94,755		98,101	(3,346)				94,755
Issuance of Preferred Stock, shares			4,000
Repurchase of Preferred Stock	(98,000)		(101,000)	4,511			(1,511)	(98,000)
Repurchase of Preferred Stock, shares			(4,040)
Issuance of Common Stock	14,046	6		14,040				14,046
Issuance of Common Stock, shares		600
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	6,854								6,854
Redemption of Aimco Operating Partnership units for Common Stock	(3,571)								(3,571)
Repayment of notes receivable from officers	577			4		573		577
Officer and employee stock awards and purchases and forfeitures, net	2,176	5		1,920		251		2,176
Officer and employee stock awards and purchases and forfeitures, net, shares		555
Amortization of stock option and restricted stock compensation cost	8,182			8,182				8,182
Contributions from noncontrolling interests	7,422								7,422
Adjustment to noncontrolling interests from consolidation of entities	6,324								6,324
Adjustment to noncontrolling interests related to revision of investment balances (Note 2)	(38,718)								(38,718)
Effect of changes in ownership for consolidated entities (Note 3)	(21,858)			(27,391)				(27,391)	5,533
Cumulative effect of a change in accounting principle (Note 2)	23,155						(27,724)	(27,724)	50,879
Change in accumulated other comprehensive loss	(1,105)				(938)			(938)	(167)
Other, net	1,404			297		(18)	(751)	(472)	1,876
Other, net shares		8
Net income (loss)	(94,588)						(71,728)	(71,728)	(22,860)
Distributions to noncontrolling interests	(47,827)								(47,827)
Common Stock dividends	(35,080)						(35,080)	(35,080)
Preferred Stock dividends	(52,079)						(52,079)	(52,079)
Ending balances at Dec. 31, 2010	$ 1,306,772	$ 1,176	$ 657,601	$ 3,070,882	$ (2,076)	$ (586)	$ (2,680,955)	$ 1,046,042	$ 260,730
Ending balances, shares at Dec. 31, 2010		117,643	24,900